ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - CoolCo Results of Operations (Details) - USD ($) $ in Thousands, shares in Millions	4 Months Ended	12 Months Ended
	May 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ 266	$ (189,620)	$ 50,448
Gain on disposal		27	113,170	574,941
Net (loss)/income from discontinued operations		293	(76,450)	625,389
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses	$ 0		(8,466)	(49,446)
Voyage, charterhire and commission expenses	0		(1,229)	(709)
Administrative expenses	57		1,906	476
Project development expenses	0		(62)	(362)
Depreciation and amortization	(20)		(5,807)	(43,497)
Impairment of long-lived assets	0		(218,349)	0
Other operating income	0		4,374	5,020
Operating (loss)/income	299		(188,529)	73,439
Other non-operating losses	0		0	(124)
Interest income	0		4	7
Interest expense, net	0		(4,725)	(18,087)
Other financial items, net	(18)		(799)	(401)
Pre-tax (loss)/income from discontinued operations	281		(194,049)	54,834
Income taxes	(15)		(451)	(300)
(Loss)/income from discontinued operations	266	266	(194,500)	54,534
Gain on disposal	27	27	(10,060)	0
Net (loss)/income from discontinued operations	293	$ 293	(204,560)	54,534
Assets and liabilities disposed			355,400
Cash sale proceeds			$ 218,200
Consideration received (in shares)			12.5
Discontinued operation, consideration, value of shares received			$ 127,100
CoolCo | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	0		37,289	161,957
CoolCo | Vessel management fees and other revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	$ 262		$ 1,815	$ 0